Loan Payable	12 Months Ended
Mar. 31, 2022
Loan Payable [Abstract]
Loan Payable

Note 16 – Loan Payable

On August 2, 2019 and December 11, 2019, the Company borrowed $717,810 and $6,460,290 from Haihui Commercial Factoring (Tianjin) Co. Ltd. (“Haihui Commercial”), respectively. After deducting processing fee and deposits which are refundable at the end of loan period, the Company received $617,317 and $5,878,864 respectively. The Company is required to pledge accounts receivable of three drugstores to Haihui Commercial. As of March 31, 2022, the remaining loan balance is $1.957.956. The Company is scheduled to make monthly repayments, among which $1,957,956 is due within a year. The Company has an option to pay off the debts earlier than the repayment schedule upon approval from Haihui Commercial.